Earnings Per Common Share ("EPS") (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options to purchase shares of the Company's common stock	257,350	213,400	196,300
Weighted-average exercise price, per share	$ 31.86	$ 23.69	$ 18.84